Property and equipment, net (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Cost	$ 2,074,472	$ 2,064,703
Accumulated depreciation	1,912,038	1,857,402
Net book value	162,434	207,301
Computer Hardware [Member]
Cost	1,193,605	1,183,836
Accumulated depreciation	1,132,519	1,108,432
Net book value	61,086	75,404
Software [Member]
Cost	525,623	525,623
Accumulated depreciation	510,626	504,198
Net book value	14,997	21,425
Furniture and Fixtures [Member]
Cost	316,870	316,870
Accumulated depreciation	231,880	210,633
Net book value	84,990	106,237
Leasehold Improvements [Member]
Cost	38,374	38,374
Accumulated depreciation	37,013	34,139
Net book value	$ 1,361	$ 4,235